Segment Information - Revenue from External Customers by Geographic Areas (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	¥ 3,324,712	$ 509,533	¥ 3,413,176	¥ 3,310,062
Mainland China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	2,595,596		2,467,351	2,555,982
Hong Kong
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	564,241		733,125	751,051
Others
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	164,875		212,700	3,029
Wealth Management Business
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	2,379,456		2,329,853	2,318,212
Wealth Management Business | Mainland China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	1,787,611		1,494,742	1,750,754
Wealth Management Business | Hong Kong
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	452,810		633,168	565,061
Wealth Management Business | Others
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	139,035		201,943	2,397
Asset Management Business
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	880,014		787,551	751,759
Asset Management Business | Mainland China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	742,743		676,837	565,137
Asset Management Business | Hong Kong
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	111,431		99,957	185,990
Asset Management Business | Others
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	25,840		10,757	632
Lending and Other Businesses
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	65,242		295,772	240,091
Lending and Other Businesses | Mainland China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	¥ 65,242		¥ 295,772	¥ 240,091